Share-based payments - Employee Share Plan (Details) - Employee Share Plan (ESP)	12 Months Ended
	Sep. 30, 2024 AUD ($) EquityInstruments employee $ / shares shares	Sep. 30, 2023 AUD ($) EquityInstruments employee $ / shares shares
Share-based payments
Number of participants | employee	27,549	27,541
Average number of shares allocated per participant | shares	47	42
Total number of shares allocated | EquityInstruments	1,294,803	1,156,722
Market price per share | $ / shares	$ 21.20	$ 23.75
Total fair value	$ 27,449,824	$ 27,472,148
Other employee benefits	$ 28,000,000	$ 28,000,000